Note 2 - Inventory	3 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Inventory Disclosure [Text Block]
2.

Inventory

Inventory consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Finished goods	$1,063	$1,142
Raw materials	711	714
	$1,774	$1,856

Finished goods primarily include product ready for shipment, as well as promotional merchandise held for sale. Raw materials primarily include ingredients, concentrate and packaging. For the three
months ended
March 31, 2021
and
March 31, 2020,
we recorded obsolete inventory expenses of
$8,000
and
$9,000,
respectively.